PATENTS AND LICENSES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PATENTS AND LICENSES

Cost
Balance, January 1, 2019	$737,686
Additions	77,037
Disposals (1)	(29,696)

Balance, December 31, 2019	785,027
Additions	52,075

Balance, December 31, 2020	837,102
Additions	159,359

Balance, December 31, 2021	996,461

Accumulated Amortization
Balance, January 1, 2019	270,972
Amortization	61,671

Balance, December 31, 2019	332,643
Amortization	65,782

Balance, December 31, 2020	398,425
Amortization	69,560

Balance, December 31, 2021	467,985

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

7.	PATENTS AND LICENSES (Continued)

Carrying Amounts

At December 31, 2019	$452,384

At December 31, 2020	$438,677

At December 31, 2021	$528,476

(1)	On November 8, 2019, the Company disposed of certain patents unrelated to the Company’s technology on the sale of DenseLight.